Segmented Information	12 Months Ended
Feb. 29, 2024
Segmented Information

18. Segmented Information

The Company has one operating segment involved in the exploration of mineral properties. All of the Company's operations and long-lived assets for the year ended February 29, 2024 were in Canada.